Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [abstract]
Subsequent Events
26.	Subsequent events

●	Subsequent to December 31, 2025, the Company successfully sold an aggregate of $5,350,781 in proceeds under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent.

●	On March 11, 2026, the Company issued 44,415 Class B Subordinate Voting Shares to executives and employees of the Company upon the exercise of RSUs.

●	On March 20, 2026, the Company announced that it had closed its first tranche of a private placement offering, initially announced on March 10 and 11, 2026, and issued 3,750 debenture units for aggregate gross proceeds of C$3,750,000. One director of the Company participated in the private placement offering and subscribed for 300 debenture units, representing aggregate gross proceeds of C$300,000.

●	On March 20, 2026, the Company also announced the completion of debt settlements by issuing an aggregate of 370,457 Class B Subordinate Voting Shares in the Company to settle approximately C$1,117,727 of debt owed to certain arm’s length creditors and insiders of the Company.